Summary of Accounts Receivable Net of Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Accounts Receivable, net
Allowance for doubtful accounts		$ (414)	$ (854)
Accounts receivable, net	65,041	53,475	55,987
Vendor receivables [Member]
Accounts Receivable, net
Accounts receivable, net		30,305	28,034
Credit and debit card receivables [Member]
Accounts Receivable, net
Accounts receivable, net		8,685	10,692
Pharmacy receivables [Member]
Accounts Receivable, net
Accounts receivable, net		7,509	8,364
Other receivables [Member]
Accounts Receivable, net
Accounts receivable, net		$ 7,390	$ 9,751